As filed with the Securities and Exchange Commission on February 2, 2017

Securities Act Registration No. 333-124430

Investment Company Act File No. 811-21761

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 38	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 39	☒

KEELEY FUNDS, INC.

(Registrant)

111 West Jackson Blvd.

Suite 810

Chicago, Illinois 60604

Telephone number: (312) 786-5050

Copy to:
Kevin M. Keeley	Alan Goldberg
Keeley Asset Management Corp.	Stradley Ronon Stevens & Young LLP
111 West Jackson Blvd., Suite 810	191 N Wacker Drive, Suite 1601
Chicago, Illinois 60604	Chicago, Illinois 60606

(Agents for service)

Approximate date of proposed public offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to rule 485(b)
☐	on pursuant to rule 485(b)
☐	60 days after filing pursuant to rule 485(a)(1)
☐	on pursuant to rule 485(a)(1)
☐	75 days after filing pursuant to rule 485(a)(2)
☐	on pursuant to rule 485(a)(2)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to the registration statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and the State of Illinois on the 2nd day of February, 2017.

KEELEY FUNDS, INC.

By:	/s/ Kevin M Keeley
Kevin M. Keeley, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title		Date

/s/ Laura D. Alter*	Director	)
Laura D. Alter		)
)
/s/ Jerome J. Klingenberger *	Director and Chairman	)
Jerome J. Klingenberger		)
)
/s/ Sean W. Lowry*	Director	)
Sean W. Lowry		)
)
/s/ John Freund*	Director	)	February 2, 2017
John Freund		)
)
/s/ Brien M. O’Brien*	Director	)
Brien M. O’Brien		)
)
/s/ Robert M. Kurinsky	Chief Financial Officer and General Counsel	)
Robert M. Kurinsky		)
)
/s/ Kevin M. Keeley	Chief Executive Officer	)
Kevin M. Keeley		)

*	Robert M. Kurinsky signs this document pursuant to powers of attorney filed herewith.

*By:	/s/ Robert M. Kurinsky
Robert M. Kurinsky February 2, 2017

POWER OF ATTORNEY

KEELEY FUNDS, INC.

KNOW ALL MEN BY THESE PRESENTS that the undersigned, a member of the Board of Directors of the Keeley Funds, Inc. (the “Corporation”), does hereby constitute and appoint Robert M. Kurinsky and Kevin M. Keeley, and each of them, her true and lawful attorneys and agents to do any and all acts and things to execute, including in electronic format, any and all instruments which said attorney and agent may deem necessary or desirable to enable the Corporation to comply with the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, and any rules, regulations and requirements of United States Securities and Exchange Commission thereunder in connection with the registration under said Acts, including specifically, but without limiting, the generality of the foregoing power and authority to sign the name of the undersigned in her capacity as a member of the Board of Directors to Registration Statements and Amendments to Registration Statements filed with the United States Securities and Exchange Commission with respect to any and all series of Keeley Funds; and the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have subscribed to these presents, as of this 19th day of November, 2015.

/s/ Laura D. Alter
Laura D. Alter

POWER OF ATTORNEY

KEELEY FUNDS, INC.

KNOW ALL MEN BY THESE PRESENTS that the undersigned, a member of the Board of Directors of the Keeley Funds, Inc. (the “Corporation”), does hereby constitute and appoint Robert M. Kurinsky and Kevin M. Keeley, and each of them, his true and lawful attorneys and agents to do any and all acts and things to execute, including in electronic format, any and all instruments which said attorney and agent may deem necessary or desirable to enable the Corporation to comply with the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, and any rules, regulations and requirements of United States Securities and Exchange Commission thereunder in connection with the registration under said Acts, including specifically, but without limiting, the generality of the foregoing power and authority to sign the name of the undersigned in his capacity as a member of the Board of Directors to Registration Statements and Amendments to Registration Statements filed with the United States Securities and Exchange Commission with respect to any and all series of Keeley Funds; and the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have subscribed to these presents, as of this 19th day of November, 2015.

/s/ Jerome J. Klingenberger
Jerome J. Klingenberger

POWER OF ATTORNEY

KEELEY FUNDS, INC.

KNOW ALL MEN BY THESE PRESENTS that the undersigned, a member of the Board of Directors of the Keeley Funds, Inc. (the “Corporation”), does hereby constitute and appoint Robert M. Kurinsky and Kevin M. Keeley, and each of them, his true and lawful attorneys and agents to do any and all acts and things to execute, including in electronic format, any and all instruments which said attorney and agent may deem necessary or desirable to enable the Corporation to comply with the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, and any rules, regulations and requirements of United States Securities and Exchange Commission thereunder in connection with the registration under said Acts, including specifically, but without limiting, the generality of the foregoing power and authority to sign the name of the undersigned in his capacity as a member of the Board of Directors to Registration Statements and Amendments to Registration Statements filed with the United States Securities and Exchange Commission with respect to any and all series of Keeley Funds; and the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have subscribed to these presents, as of this 19th day of November, 2015.

/s/ Sean Lowry
Sean Lowry

POWER OF ATTORNEY

KEELEY FUNDS, INC.

KNOW ALL MEN BY THESE PRESENTS that the undersigned, a member of the Board of Directors of the Keeley Funds, Inc. (the “Corporation”), does hereby constitute and appoint Robert M. Kurinsky and Kevin M. Keeley, and each of them, his true and lawful attorneys and agents to do any and all acts and things to execute, including in electronic format, any and all instruments which said attorney and agent may deem necessary or desirable to enable the Corporation to comply with the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, and any rules, regulations and requirements of United States Securities and Exchange Commission thereunder in connection with the registration under said Acts, including specifically, but without limiting, the generality of the foregoing power and authority to sign the name of the undersigned in his capacity as a member of the Board of Directors to Registration Statements and Amendments to Registration Statements filed with the United States Securities and Exchange Commission with respect to any and all series of Keeley Funds; and the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have subscribed to these presents, as of this 19th day of November, 2015.

/s/ Brien O’Brien
Brien O’Brien

POWER OF ATTORNEY

KEELEY FUNDS, INC.

KNOW ALL MEN BY THESE PRESENTS that the undersigned, a member of the Board of Directors of the Keeley Funds, Inc. (the “Corporation”), does hereby constitute and appoint Robert M. Kurinsky and Kevin M. Keeley, and each of them, his true and lawful attorneys and agents to do any and all acts and things to execute, including in electronic format, any and all instruments which said attorney and agent may deem necessary or desirable to enable the Corporation to comply with the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, and any rules, regulations and requirements of United States Securities and Exchange Commission thereunder in connection with the registration under said Acts, including specifically, but without limiting, the generality of the foregoing power and authority to sign the name of the undersigned in his capacity as a member of the Board of Directors to Registration Statements and Amendments to Registration Statements filed with the United States Securities and Exchange Commission with respect to any and all series of Keeley Funds; and the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue thereof.

IN WITNESS WHEREOF, the undersigned have subscribed to these presents, as of this 7th day of March, 2016.

/s/ John E. Freund
John E. Freund

INDEX TO EXHIBITS

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase